Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property and equipment, net	$ 22,777	$ 21,455
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	4,456	4,417
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	998	1,213
Computer equipment and software
Property, plant and equipment
Property and equipment, net	232	478
Leasehold improvements
Property, plant and equipment
Property and equipment, net	13,239	14,701
Construction in progress [member]
Property, plant and equipment
Property and equipment, net	$ 3,852	$ 646